NEWBUILDINGS	6 Months Ended
Jun. 30, 2016
NEWBUILDINGS [Abstract]
NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS
NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS
During the six months ended June 30, 2016, the Company took delivery of two 9,300-9,500 TEU newbuilding container vessels, which were under construction at December 31, 2015. Upon delivery, the vessels were transferred from Newbuildings to Vessels and Equipment, net. As at June 30, 2016, the Company had agreements for the delivery of two newbuilding oil product carriers.

Total costs of $176.7 million including capitalized interest of $0.7 million were paid in respect of newbuildings in the six months ended June 30, 2016.